Statement of Cash Flows specifications (Tables)	6 Months Ended
Jun. 30, 2025
Statement of Cash Flows specifications
Schedule of statement of cashflows specifications

EUR’000	Note	H1 2025	H1 2024
Adjustments of non-cash items
Depreciation and amortisation		44,542	23,080
Finance income		(450)	(2,461)
Interest expenses		247	4,506
Finance costs		56	-
Income tax expense		3,807	1,117
Fair value change of derivative instruments through profit or loss	9	(289)	(403)
Items recycled through OCI		946	-
Share-based payment expenses		1,102	691
Total adjustments of non-cash items		49,961	26,530

Changes in working capital	Note	H1 2025	H1 2024
Inventories		(1,230)	885
Trade receivables, contract assets, prepayments and other receivables		(175,692)	(28,599)
Trade and other payables		(9,983)	8,250
Provisions		-	(2,156)
Receivables from related parties	10	-	5
Payables to related parties	10	(22)	(87)
Deferred revenue		40,984	11,031
Net change in working capital		(145,943)	(10,671)